Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components of (Provision for) Benefit from Income Taxes
The components of the provision for income taxes are as follows:

Year ended December 31	2014	2015	2016
(in thousands)	EUR	EUR	EUR

Current tax	(130,425)	(116,094)	(157,834)
Deferred tax	53,430	(45,352)	(61,650)
Provision for income taxes	(76,995)	(161,446)	(219,484)

Reconciliation Between (Provision for) Benefit from Income Taxes
The reconciliation of the provision for income taxes is as follows:

Year ended December 31	2014		2015		2016
(in thousands)	EUR	% [1]	EUR	% [1]	EUR	% [1]

Income before income taxes	1,273,635	100.0%	1,548,620	100.0%	1,691,378	100.0%
Income tax provision based on ASML’s domestic rate	(318,409)	25.0%	(387,155)	25.0%	(422,845)	25.0%
Effects of tax rates in foreign jurisdictions	(1,580)	0.1%	5,370	(0.3)%	(2,665)	0.2%
Adjustments in respect of tax exempt income	23,899	(1.9)%	31,276	(2.0)%	31,307	(1.9)%
Adjustments in respect of tax incentives	159,728	(12.5)%	205,555	(13.3)%	178,294	(10.5)%
Adjustments in respect of prior years’ current taxes	(6,474)	0.5%	(13,559)	0.9%	(4,719)	0.3%
Adjustments in respect of prior years’ deferred taxes	1,325	(0.1)%	6,001	(0.4)%	(6,604)	0.4%
Movements in the liability for unrecognized tax benefits	(9,669)	0.8%	(10,600)	0.7%	3,995	(0.2)%
Tax effects in respect of acquisition related items	77,909	(6.1)%	—	—%	8,792	(0.5)%
Other credits and non tax deductible items	(3,724)	0.3%	1,666	(0.1)%	(5,039)	0.3%
Provision for income taxes	(76,995)	6.0%	(161,446)	10.4%	(219,484)	13.0%

1.	As a percentage of income before income taxes.

Income Taxes Recognized Directly in Shareholders' Equity (Including OCI)
Income taxes recognized directly in shareholders’ equity (including OCI) are as follows:

Income tax recognized in shareholders’ equity	2014	2015	2016
(in thousands)	EUR	EUR	EUR
Current tax
OCI (financial instruments)	2,977	(1,363)	1,201
Tax benefit from share-based payments	(3,972)	(3,660)	(882)
Total income tax recognized in shareholders’ equity	(995)	(5,023)	319

Liability for Unrecognized Tax Benefits and Deferred Tax Position Recorded on Consolidated Balance Sheets
The liability for unrecognized tax benefits and total deferred tax position recorded on the Consolidated Balance Sheets are as follows:

As of December 31	2015	2016
(in thousands)	EUR	EUR
Liability for unrecognized tax benefits	(96,458)	(136,434)
Deferred tax position	(518)	(225,463)
Deferred and other tax assets (liabilities)	(96,976)	(361,897)

Reconciliation of Beginning and Ending Balance of Liability for Unrecognized Tax Benefits
A reconciliation of the beginning and ending balance of the liability for unrecognized tax benefits is as follows:

As of December 31	2015	2016
(in thousands)	EUR	EUR

Balance, January 1	(83,738)	(96,458)
Gross increases – tax positions in prior period	(8,145)	(3,415)
Gross decreases – tax positions in prior period	1,987	1,943
Gross increases – tax positions in current period	(10,690)	(10,614)
Acquisitions through business combinations	—	(42,398)
Lapse of statute of limitations	6,248	16,081
Effect of changes in exchange rates	(2,120)	(1,573)
Total liability for unrecognized tax benefits	(96,458)	(136,434)

Composition of Deferred Tax Assets and Liabilities Reconciled in Consolidated Balance Sheets
The composition of total deferred tax assets and liabilities reconciled to the classification in the Consolidated Balance Sheets is as follows:

Deferred taxes	January 1, 2016	Acquisitions through business combinations	Consolidated Statements of Operations	Effect of changes in exchange rates	December 31, 2016
(in thousands)	EUR	EUR	EUR	EUR	EUR
Deferred tax assets:
Capitalized R&D expenditures	12,625	—	(3,524)	361	9,462
R&D credits	16,406	—	(15,819)	(454)	133
Inventories	75,527	—	1,395	3,708	80,630
Deferred revenue	35,420	—	10,623	1,385	47,428
Accrued and other liabilities	47,226	—	9,424	2,603	59,253
Installation and warranty reserve	11,042	—	3,914	785	15,741
Tax effect carry-forward losses	20,893	—	(19,461)	1,261	2,693
Property, plant and equipment	7,171	—	3,424	388	10,983
Restructuring and impairment	1,861	—	(1,166)	(16)	679
Alternative minimum tax credits [1]	6,130	—	(1,276)	288	5,142
Share-based payments	12,514	—	842	636	13,992
Other temporary differences	24,460	2,000	(1,419)	(50)	24,991
Total deferred tax assets [2]	271,275	2,000	(13,043)	10,895	271,127

Deferred tax liabilities:
Intangible fixed assets	(225,450)	(144,541)	(52,370)	(10,082)	(432,443)
Property, plant and equipment	(40,286)	—	(2,160)	(2,232)	(44,678)
Borrowing costs	(1,913)	—	151	—	(1,762)
Other temporary differences	(4,144)	(15,451)	1,777	111	(17,707)
Total deferred tax liabilities	(271,793)	(159,992)	(52,602)	(12,203)	(496,590)

Net deferred tax assets (liabilities)	(518)	(157,992)	(65,645)	(1,308)	(225,463)

Classified as:
Deferred tax assets – current [3]	133,131				—
Deferred tax assets – non-current [3]	29,012				34,940
Deferred tax liabilities – current [3]	(2,379)				—
Deferred tax liabilities – non-current [3]	(160,282)				(260,403)
Net deferred tax assets (liabilities)	(518)				(225,463)

1.
Alternative minimum tax credits relate to prepaid US taxes which are credited against future taxable profits after the carry-forward losses and other available tax attributes are used. These alternative minimum tax credits never expire.

2.	Valuation allowances recognized in relation to deferred tax assets as of December 31, 2016 amounted to EUR 42.4 million (2015: EUR 29.9 million).

3.
As of January 1, 2016, ASML early adopted the amendment to ASC 740 “Income taxes (Topic 740): Balance Sheet Classification of Deferred Taxes”, which requires that deferred tax liabilities and assets are classified as non-current in the consolidated balance sheets. The comparative figures have not been adjusted to reflect this change in accounting policy.

Deferred taxes	January 1, 2015	Consolidated Statements of Operations	Effect of changes in exchange rates	December 31, 2015
(in thousands)	EUR	EUR	EUR	EUR
Deferred tax assets:
Capitalized R&D expenditures	14,593	(3,626)	1,658	12,625
R&D credits	43,361	(31,589)	4,634	16,406
Inventories	63,012	8,160	4,355	75,527
Deferred revenue	21,249	12,115	2,056	35,420
Accrued and other liabilities	47,350	(5,391)	5,267	47,226
Installation and warranty reserve	13,670	(4,319)	1,691	11,042
Tax effect carry-forward losses	39,106	(20,215)	2,002	20,893
Property, plant and equipment	6,295	360	516	7,171
Restructuring and impairment	2,283	(680)	258	1,861
Alternative minimum tax credits [1]	5,505	—	625	6,130
Share-based payments	9,365	2,129	1,020	12,514
Other temporary differences	26,398	(7,511)	5,573	24,460
Total deferred tax assets [2]	292,187	(50,567)	29,655	271,275

Deferred tax liabilities:
Intangible fixed assets	(219,141)	18,586	(24,895)	(225,450)
Property, plant and equipment	(29,435)	(8,273)	(2,578)	(40,286)
Borrowing costs	(1,887)	(26)	—	(1,913)
Other temporary differences	(9,009)	5,528	(663)	(4,144)
Total deferred tax liabilities	(259,472)	15,815	(28,136)	(271,793)

Net deferred tax assets (liabilities)	32,715	(34,752)	1,519	(518)

Classified as:
Deferred tax assets – current	159,460			133,131
Deferred tax assets – non-current	28,760			29,012
Deferred tax liabilities – current	(1,928)			(2,379)
Deferred tax liabilities – non-current	(153,577)			(160,282)
Net deferred tax assets (liabilities)	32,715			(518)

1.	Alternative minimum tax credits relate to prepaid US taxes which are credited against future taxable profits after the carry-forward losses are used.

2.	Valuation allowances recognized in relation to deferred tax assets as of December 31, 2015 amounted to EUR 29.9 million (2014: EUR 25.4 million)